Liability for Representations and Warranties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Liability for Losses Under Representations and Warranties
Summary of the entity's liability for representations and warranties

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Balance at beginning of period	$4,748	$760	$3,504	$449
Provisions for losses on loans sold	1,453	627	2,697	938
Incurred losses	(16)	—	(16)	—

Balance at end of period	$6,185	$1,387	$6,185	$1,387

Unpaid principal balance of mortgage loans subject to representations and warranties	$16,408,013	$2,957,747	$16,408,013	$2,957,747

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of the year	$449	$189	$34
Provisions for losses on loans sold	3,055	283	120
Obligation assumed from affiliate	—	(23)	35
Incurred losses	—	—	—

Balance, end of year	$3,504	$449	$189

Summary of repurchase activity

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
During the period:
Unpaid balance of mortgage loans repurchased	$2,741	$—	$4,867	$—
Unpaid principal balance of mortgage loans put to correspondent lenders	$574	$—	$1,053	$—
At period end:
Unpaid principal balance of mortgage loans subject to pending claims for repurchase	$296	$3,853	$296	$3,853

	Year ended December 31,
	2012	2011	2010
	(in thousands)
During the year:
Unpaid balance of mortgage loans repurchased	$4,399	$—	$—
Incurred losses on repurchased loans	$—	$—	$—
At year end:
Unpaid balance of mortgage loans subject to pending claims for repurchase	$2,582	$9,774	$—